Goodwill - Summary of Possible Changes of Key Assumptions of Cash Generating Units (Detail) - Aggregate Not Significant Individual Goodwill [Member] ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
New Sales Growth Rates (GAGR) [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0200)
Change in headroom	¥ (4,011,342)
Headroom	¥ 5,071,513
New Sales Growth Rates (GAGR) [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0200
Change in headroom	¥ 4,320,518
Headroom	¥ 13,403,373
Revenue growth rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption		(1.06)	(0.35)
Change in headroom		¥ (18,247,313)	¥ (1,627,159)
Headroom		¥ 12,785,375	¥ 45,153,184
Revenue growth rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption		1.06	0.35
Change in headroom		¥ 19,100,262	¥ 1,638,509
Headroom		¥ 50,132,950	¥ 48,418,852
Funding cost for 2026-2028 [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0050
Change in headroom	¥ (4,299,633)
Headroom	¥ 4,783,222
Funding cost for 2026-2028 [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0050)
Change in headroom	¥ 4,296,158
Headroom	¥ 13,379,013
Loan loss rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0050	0.0050	0.0050
Change in headroom	¥ (7,764,596)	¥ (13,574,019)	¥ (4,182,688)
Headroom	¥ 1,318,259	¥ 17,485,669	¥ 42,597,655
Loan loss rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0050)	(0.0050)	(0.0050)
Change in headroom	¥ 7,795,949	¥ 13,601,315	¥ 4,222,906
Headroom	¥ 16,878,804	¥ 44,634,003	¥ 51,003,249
Pre-tax discount rates [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0100	0.0100	0.0100
Change in headroom	¥ (2,095,143)	¥ (5,206,305)	¥ (3,540,982)
Headroom	¥ 6,987,712	¥ 25,826,383	¥ 43,239,361
Pre-tax discount rates [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0100)	(0.0100)	0.0100
Change in headroom	¥ 2,413,615	¥ 5,911,041	¥ 3,852,515
Headroom	¥ 11,496,470	¥ 36,943,729	¥ 50,632,858
Long-term growth rate [member] | Unfavourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	(0.0100)	(0.0100)	(0.0100)
Change in headroom	¥ (1,170,297)	¥ (3,977,735)	¥ (3,059,879)
Headroom	¥ 7,912,558	¥ 27,054,953	¥ 43,720,464
Long-term growth rate [member] | Favourable Change [member]
Disclosure Of Detailed Information Of Possible Changes Of Key Assumptions Of Cash Generating Units [Line Items]
Change in assumption	0.0100	0.0100	0.0100
Change in headroom	¥ 1,366,257	¥ 4,640,691	¥ 3,442,364
Headroom	¥ 10,449,112	¥ 35,673,379	¥ 50,222,707